CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

13.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2024 and 2025:

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	1	1	—
- Cash at bank	3,081	474	68

	3,082	475	68

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,
	2024	2025	2025
	CNY	CNY	US$

CNY	1,469	341	49
US$	1,366	34	5
HK$	247	100	14

	3,082	475	68

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.